U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

--------------------------------------------------------------------------------
1.  Name and address of issuer:

                        Schroder Capital Funds (Delaware)
                        Two Portland Square
                        Portland, Maine 04101

--------------------------------------------------------------------------------
2.  Name of each series or class of funds for which this notice is filed:

             Schroder U.S. Smaller Companies Fund - Advisor Shares Schroder U.S. Smaller Companies Fund - Investor Shares

--------------------------------------------------------------------------------
3.  Investment Company Act File Number:     811-1911

     Securities Act File Number:  2-34215

--------------------------------------------------------------------------------
4.  Last day of fiscal year for which this notice is filed:

                                      May 31, 1997*

*Schroder U.S. Smaller Companies Fund (the "Fund") fiscal year end changed from October 31 to May 31 since the last Rule 24f-2 Notice was filed on behalf of the Fund (on December 27, 1996). This Notice covers the fiscal period from November 1, 1996 through May 31, 1997, the Fund's most recent fiscal year end.

--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                      [    ]

--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                      N/A

--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                4,929

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                               None.

--------------------------------------------------------------------------------
9.  Number and aggregate sale price of securities sold during the fiscal year:

                                           DOLLARS                        SHARES
Schroder U.S. Smaller Companies Fund -
    Advisor Shares                        $129,171                        10,511
Schroder U.S. Smaller Companies Fund -
    Investor Shares                    $18,296,821                     1,486,294
                                      ------------------------------------------
                                       $18,425,992                     1,496,805

--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                           DOLLARS                        SHARES
Schroder U.S. Smaller Companies Fund -
    Advisor Shares                        $129,171                        10,511

Schroder U.S. Smaller Companies Fund -
    Investor Shares                    $18,222,689                     1,481,365
                                      ------------------------------------------
                                       $18,351,860                     1,491,876

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.

--------------------------------------------------------------------------------
12. Calculation of registration fee:

  (i)   Aggregate sale price of securities sold
        during the fiscal year in reliance on
        Rule 24f-2 (from Item 10):                                   $18,351,860

 (ii)   Aggregate price of shares issued in
        connection with dividend reinvestment
        plans (from Item 11, if applicable):                                  0*

(iii)   Aggregate price of shares redeemed or
        repurchased during the fiscal year
        (if applicable):                                            ($4,190,363)

 (iv)   Aggregate price of shares redeemed or
        repurchased and previously applied as
        a reduction to filing fees pursuant
        to Rule 24e-2 (if applicable):                                         0

  (v)   Net aggregate  price of securities sold
        and issued during  the fiscal year in
        reliance on Rule 24f-2 [line (i), plus
        line (ii), less line (iii), plus line                  -----------------
        (iv)] (if applicable):                                       $14,161,497

 (vi)   Multiplier prescribed by Section 6(b)
        of the Securities Act of 1933 or other
        applicable law or regulation (see
        Instruction C.6):                                                 1/3300

                                                               =================
(vii)   Fee due [line (i) or line (v) multiplied
        by line (vi)]:                                                 $4,291.36

* SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (II),  (III),  (IV), AND (V) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  July 28, 1997


--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been singed by the following persons on behalf of the issuer and in the capacities an on the dates indicated.

By (Signature and Title)*             /s/David I. Goldstein, Assistant Treasurer
                                         and Assistant Secretary
                                      ------------------------------------------

                                      David I. Goldstein, Assistant Treasurer
                                      and Assistant Secretary

Date   July 28, 1997

* Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

[Logo}                                               The Corporate Plaza
Smith                                                800 Delaware Avenue
Katzenstein                                          P.O. Box 410
Furlow                                               Wilmington, Delaware  19899
Attorneys At Law

                                                     Phone:  (302)652-8400
                                                     Fax:  (302)652-8405


July 28, 1997

Schroder Capital Funds (Delaware)
Two Portland Square
Portland, Maine 04101

Ladies and Gentlemen:

We are furnishing this opinion in connection with the issuance of 1,491,876 shares of beneficial interest (the "Shares") of Schroder U.S. Smaller Companies Fund, a series of Schroder Capital Funds (Delaware), a Delaware business trust (the "Trust"), during the fund's fiscal period from November 1, 1996 through May 31, 1997, the fund's most recent fiscal year end. The Shares were issued pursuant to the provisions of Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended.

In connection with this opinion, we have examined:

     (a) A copy of the Trust Instrument of the Trust, dated September 6, 1995, certified by the Assistant Secretary of the Trust.

     (b) Certificate of the Secretary of State of the State of Delaware, dated July 23, 1997, certifying as to the due formation, good standing and legal existence of the Trust under the laws of the State of Delaware.

     (c) A copy of the By-Laws of the Trust certified by the Assistant Secretary of the Trust.

     (d) A certificate of the Assistant Secretary of the Trust, dated July 28, 1997, as to, among other things, certain actions of the Trust.

     (e) Such other certificates, documents, and records as we have deemed necessary for the purpose of giving this opinion.

Schroder Capital Funds (Delaware)
July 28, 1997
Page2

We have also examined (i) a copy of the Form 24f-2 (the "Form") to be filed pursuant to the Rule by you with the Securities and Exchange Commission relating to your registration of an indefinite number of shares of beneficial interest of the Fund pursuant to the Securities Act of 1993, as amended (the "1933 Act"), and making definite the registration of the Shares pursuant to the Rule, and
(ii) a certificate of the Assistant Treasurer of the Trust stating that all of the Shares had been recorded as issued as of May 31, 1997 and that the appropriate consideration therefor was received by the Trust.

We have assumed that the statements and information set forth in the documents which we reviewed are true, complete and accurate in all material respects. We have made such examination of Delaware law as we have deemed relevant for purposes of this opinion. We express no opinion as to the effect of laws, rules, and regulations of any state or jurisdiction other than the State of Delaware.

Based upon and subject to the foregoing, we are of the opinion that (i) the Trust is a duly organized and validly formed Delaware business trust in good standing under the laws of the State of Delaware and (ii) assuming that the Shares were duly sold, issued and paid for as contemplated by the Registration Statement, the Shares have been validly issued, fully paid, and are nonassessable by the Trust.

We consent to this opinion accompanying the Form.

Very truly yours,

SMITH, KATZENSTEIN & FURLOW


By: /s/ Craig B. Smith
    ------------------
    Craig B. Smith

CBS/llf